Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management
Schedule of exposure to exchange risk

	December 31, 2022		December 31, 2021
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	191,022	996,695	163,538	912,624
Borrowings and financing – Yen	45,369,189	1,795,259	49,324,813	2,390,774
Interest and charges from borrowings and financing – US$		6,985		4,121
Interest and charges from borrowings and financing – Yen		10,502		13,970
Total exposure		2,809,441		3,321,489
Borrowing cost – US$		(31,037)		(22,486)
Borrowing cost – Yen		(2,646)		(2,850)
Total foreign-currency denominated borrowings (Note 17)		2,775,758		3,296,153

The table below shows the exchange rate variation for the period

	December 31, 2022	December 31, 2021	Variation
US$	R$ 5.2177	R$ 5.5805	-6.5%
Iene	R$ 0.03957	R$ 0.04847	-18.4%

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen

Scenario I (Probable)
(*)
Net currency exposure as of December 31, 2022 in US$ - Liabilities	191,022

US$ rate as of December 31, 2022	5.2177
Exchange rate estimated according to the scenario	5.2700
Difference between the rates	(0.0523)

Effect on the net financial result R$ - gain/(loss)	(9,990)

Net currency exposure as of December 31, 2022 in Yen - Liabilities	45,369,189

Yen rate as of December 31, 2022	0.03957
Exchange rate estimated according to the scenario	0.04203
Difference between the rates	(0.00246)

Effect on the net financial result R$ - gain/(loss)	(111,608)

Total effect on the net financial result in R$ - gain/(loss)	(121,598)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2023, were used, according to the Focus-BACEN and B3's Benchmark Rate report, of December 31, 2022, respectively.

The table below provides the Company's borrowings and financing subject to variable interest rates

	December 31, 2022	December 31, 2021
CDI(i)	9,251,150	7,612,299
TR(ii)	1,635,587	1,638,079
IPCA(iii)	3,073,435	3,019,459
TJLP(iv)	1,433,029	1,478,740
SOFR(v)	996,697	912,626
Interest and charges	424,856	243,696
Total	16,814,754	14,904,899

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR – Secured Overnight Financing Rate

Schedule of internal policy of market risk management

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AA(bra)	AAA.br	brAAA

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency

	December 31, 2022	December 31, 2021
Cash and cash equivalents and financial investments
AA(bra)	2,237,629	1,905,810
AAA(bra)	1,011,685	970,474
Other (*)	296,044	275,030
	3,545,358	3,151,314

(*)	As of December 31, 2022, this category includes R$ 289,908 (R$ 262,465 as of December 31, 2021) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.

For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2022	2023	2024	2025	2026	2027 onwards	Total
As of December 31, 2022

Liabilities
Borrowings and financing	3,640,245	3,740,510	3,790,915	3,503,169	3,821,448	13,422,829	31,919,116
Trade payables and contractors	430,946	—	—	—	—	—	430,946
Services payable	723,242	—	—	—	—	—	723,242
Public-Private Partnership – PPP	517,681	423,568	386,767	386,767	386,767	3,733,287	5,834,837
Program Contract Commitments	100,022	1,174	1,174	1,174	1,174	12,352	117,070
Total	5,412,136	4,165,252	4,178,856	3,891,110	4,209,389	17,168,468	39,025,211

Schedule of estimates used in the measurement

December 31, 2022
Indicators	Exposure	Scenario I (Probable)

Assets
CDI	1,689,876	13.4200%(**)
Financial income		226,781

Liabilities
CDI	(9,251,150)	13.4200%(**)
Interest to be incurred		(1,241,504)

CDI net exposure	(7,561,274)	(1,014,723)

Liabilities
TR	(1,635,587)	0.0205%(**)
Expenses to be incurred		(335)

IPCA	(3,073,435)	5.3128%(*)
Expenses to be incurred		(163,285)

TJLP	(1,433,029)	7.2000%(*)
Interest to be incurred		(103,178)

SOFR (***)	(996,697)	0.0491%(**)
Interest to be incurred		(489)

Total expenses to be incurred, net		(1,282,010)

(*) Source: Focus-BACEN Report of December 31, 2022
(**) Source: B3 of December 31, 2022
(***) Source: Bloomberg

Total capital is calculated as total equity as shown in the statement of the financial position plus net debt

	December 31, 2022	December 31, 2021

Total borrowings and financing (Note 17)	18,958,671	17,723,836
(-) Cash and cash equivalents (Note 7)	(1,867,485)	(717,929)
(-) Financial investments (Note 8)	(1,677,873)	(2,433,385)

Net debt	15,413,313	14,572,522
Total equity	27,333,533	24,931,859

Total capital (shareholders + providers of capital)	42,746,846	39,504,381

Leverage ratio	36%	37%

The estimated fair values of the financial instruments are as follows

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	1,867,485	1,867,485	717,929	717,929
Financial investments	1,677,873	1,677,873	2,433,385	2,433,385
Restricted cash	37,474	37,474	28,467	28,467
Trade receivables	3,277,808	3,277,808	2,918,311	2,918,311
Water and Basic Sanitation National Agency – ANA	9,193	9,193	20,666	20,666
Other assets	212,674	212,674	226,242	226,242

Financial liabilities

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	18,958,671	19,260,133	17,723,836	17,947,954
Trade payables and contractors	430,946	430,946	236,763	236,763
Services payable	723,242	723,242	469,027	469,027
Program contract commitments	112,385	112,385	122,647	122,647
Public-Private Partnership - PPP	2,959,181	2,959,181	3,060,185	3,060,185